Consolidated Statement of Changes in Stockholder's Deficit (10K) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Series D-1 Preferred Stock for Cash [Member]
Stock Transactions, Parenthetical Disclosures [Abstract]
Offering expenses	$ 26	$ 82
Series D-2 Preferred Stock for Cash [Member]
Stock Transactions, Parenthetical Disclosures [Abstract]
Offering expenses	$ 13	$ 16